SCHEDULE OF STOCK-BASED COMPENSATION EXPENSES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Total stock-based compensation expense	$ 979,000	$ 1,571,000
Research and Development Expense [Member]
Total stock-based compensation expense	127,000	236,000
Selling, General and Administrative Expenses [Member]
Total stock-based compensation expense	$ 852,000	$ 1,335,000